CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000		2,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	938,090	27,600,000		27,600,000
Purchase price, per unit	$ 10.10	$ 10.10		$ 10.10
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000		20,000,000
Common shares, shares issued	6,900,000	6,900,000		6,900,000
Common shares, shares outstanding	6,900,000	6,900,000		6,900,000